PROPERTY AND EQUIPMENT	12 Months Ended
May 31, 2026
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT [Text Block]

7. PROPERTY AND EQUIPMENT

The following table summarizes the Company's property and equipment as at May 31, 2026 and 2025:

	Motor Vehicle $	Furniture & Fixtures $	Leasehold Improvement $	Computer Equipment $	Research Equipment $	Capital Work in Progress $	Total $
Cost:
Balance at May 31, 2024	40,005	179,246	1,535,581	98,557	1,754,108	-	3,607,497
Additions	18,464	5,498	53,881	17,199	398,455	969,799	1,463,296
Balance at May 31, 2025	58,469	184,744	1,589,462	115,756	2,152,563	969,799	5,070,793
Additions	25,000	105,562	274,974	85,316	335,848	4,059,630	4,886,330
Transfers	-	-	-	-	4,657,181	(4,657,181)	-
Balance at May 31, 2026	83,469	290,306	1,864,436	201,072	7,145,592	372,248	9,957,123
Accumulated depreciation:
Balance at May 31, 2024	11,668	43,623	337,807	35,003	50,764	-	478,865
Charge for the year	12,309	35,580	309,685	21,010	103,885	-	482,469
Balance at May 31, 2025	23,977	79,203	647,492	56,013	154,649	-	961,334
Charge for the year	17,221	45,274	347,974	32,043	189,081	-	631,593
Balance at May 31, 2026	41,198	124,477	995,466	88,056	343,730	-	1,592,927
Carrying amounts:
At May 31, 2024	28,337	135,623	1,197,774	63,554	1,703,344	-	3,128,632
At May 31, 2025	34,492	105,541	941,970	59,743	1,997,914	969,799	4,109,459
At May 31, 2026	42,271	165,829	868,970	113,016	6,801,862	372,248	8,364,196

As at May 31, 2026, the Company had not identified any impairment indicators.